Borrowings	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Borrowings
20.	Borrowings

	2021	2020
	$’000	$’000
Current
Borrowings	170	—

Non-current
Borrowings	16,732	—
Total	16,902	—

On 23 December 2020, the Group entered into a $16,000,000
2-year
loan facility agreement with several lenders. $600,000 of the loan facility was with lenders who are key management personnel of the Company, at equivalent terms to those of third-party lenders. The Company had utilised the facility on 8 January 2021. The Company received $5,000,000 as advances for the loan facility during the financial year ended 31 December 2020 and the remaining $11,000,000 in January 2021.
The term loan facility matures in January 2023 and bears interest at 2% per annum payable at the last day of each interest period of six months and 6% per annum payable at the termination date which is 24 months from the date the loan was drawn down. Effective interest rate for this loan facility is at 8.16%. Under the terms of the term loan facility, the Group is required to comply with the following financial covenants which are tested on an annual basis:

•	the total net cash of the Group is no less than $10,000,000; and

•	the consolidated total borrowings does not exceed $25,000,000.
As of 31 December 2021, the Group is in compliance with the covenants.